(LOSS) EARNINGS PER COMMON SHARE (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
(LOSS) EARNINGS PER COMMON SHARE
Net earnings	$ (4,319)	$ 2,899
Weighted average number of common shares	1,526.0	1,559.0
Dilutive Securities:
Effect of share options		2.0
Weighted average number of diluted common shares	1,526.0	1,561.0
Basic and diluted (loss) earnings per share	$ (2.83)	$ 1.86